UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Craig A. Drill
          d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:  724 Fifth Avenue
          9th Floor
          New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig A. Drill
Title:    Investment Manager / Managing Member
Phone:    (212) 508-5757

Signature, Place and Date of Signing:


/s/ Craig A. Drill              New York, New York           August 05, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $8,106 (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                           Craig A. Drill
                                                            June 30, 2008
         COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
                                                               VALUE    SHRS/   SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED NONE
APEX BIOVENTURES ACQ CORP            COM         03753Q105       171     23,000 SH         SOLE         NONE       23,000
APEX BIOVENTURES ACQ CORP     *W EXP 06/07/201   03753Q113        25    228,100 PRN        SOLE         NONE      228,100
COMARCO INC                          COM         200080109       452    124,200 SH         SOLE         NONE      124,200
CYNOSURE INC                        CL A         232577205       662     33,400 SH         SOLE         NONE       33,400
EAGLE MATERIALS INC                  COM         26969P108       267     10,551 SH         SOLE         NONE       10,551
GSE SYS INC                          COM         36227K106       253     28,400 SH         SOLE         NONE       28,400
HELIX ENERGY SOLUTIONS GRP I         COM         42330P107       312      7,500 SH         SOLE         NONE        7,500
SPDR INDEX SHS FDS             MIDEAST AFRICA    78463X806       865     13,300 SH         SOLE         NONE       13,300
SYNERON MEDICAL LTD                ORD SHS       M87245102       704     42,800 SH         SOLE         NONE       42,800
UNITED STATES NATL GAS FUND         UNIT         912318102     4,395     69,800 SH         SOLE         NONE       69,800

SK 19690 0000 904757